Long-term debt, New Bridge Revolving Credit Facility (Details) shares in Millions, $ in Millions		3 Months Ended	12 Months Ended
	Jun. 25, 2019 USD ($) Rig shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Senior Secured Revolving Loan Facility [Abstract]
Face amount	$ 645.0
Maturity date			Jun. 30, 2022
Repayment of long-term debt			$ 390.0	$ 89.3	$ 0.0
Minimum book equity ratio			40.00%
Percentage of net interest-bearing debt			4.00%
New Bridge Revolving Credit Facility [Member]
Senior Secured Revolving Loan Facility [Abstract]
Face amount	$ 100.0
Number of jack-up rigs secured by mortgage | Rig	2
Maturity date			Jun. 30, 2022
Repayment of long-term debt		$ 50.0
Remaining borrowing capacity	$ 25.0
Minimum book equity ratio	33.30%
Debt service coverage ratio	1.25
Minimum working capital	$ 50.0
Percentage of net interest-bearing debt	3.00%
Percentage covered for aggregate outstanding facility amount	175.00%
Minimum number of shares required to maintain ownership (in shares) | shares	6
Pledged collateral amount			$ 100.0
Book value of encumbered rigs			$ 158.3
Incremental Facility [Member]
Senior Secured Revolving Loan Facility [Abstract]
Face amount	$ 100.0
Number of jack-up rigs secured by mortgage | Rig	6